Horizon Multi-Factor Small/Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Banking - 7.9%
Ameris Bancorp	22,558	$1,456,796
Axos Financial, Inc. (a)	18,958	1,266,394
BankUnited, Inc.	24,132	906,881
Banner Corp.	7,557	521,282
Berkshire Hills Bancorp, Inc.	13,087	372,849
Brookline Bancorp, Inc.	31,934	376,821
Central Pacific Financial Corp.	12,783	371,218
Comerica, Inc.	46,462	2,988,900
Commerce Bancshares, Inc.	38,454	2,501,433
East West Bancorp, Inc.	40,274	3,803,074
First Commonwealth Financial Corp.	27,736	455,980
First Financial Bancorp	16,553	453,718
First Horizon Corp.	202,831	4,368,980
Hanmi Financial Corp.	15,349	368,529
Heritage Financial Corp.	15,335	387,515
Hilltop Holdings, Inc.	17,868	571,597
International Bancshares Corp.	20,376	1,365,192
Northwest Bancshares, Inc.	35,743	451,077
OFG Bancorp	16,830	715,107
Pathward Financial, Inc.	8,654	670,771
Prosperity Bancshares, Inc.	29,364	2,253,981
S&T Bancorp, Inc.	9,336	375,494
Simmons First National Corp. - Class A	42,673	937,526
Stellar Bancorp, Inc.	14,151	411,653
Texas Capital Bancshares, Inc. (a)	11,752	930,288
Tompkins Financial Corp.	5,318	366,357
Veritex Holdings, Inc.	14,607	384,748
		30,034,161

Consumer Discretionary Products - 5.3%
American Axle & Manufacturing Holdings, Inc. (a)	59,903	297,119
Armstrong World Industries, Inc.	13,127	2,017,095
Carter's, Inc.	7,185	296,525
Dorman Products, Inc. (a)	10,926	1,436,332
Gentex Corp.	13,387	325,572
Green Brick Partners, Inc. (a)	5,606	334,846
Griffon Corp.	15,583	1,127,274
HNI Corp.	13,449	626,589
Interface, Inc.	19,777	400,089
Kontoor Brands, Inc.	14,178	922,137
M/I Homes, Inc. (a)	6,246	731,594
Mattel, Inc. (a)	77,287	1,646,213
Meritage Homes Corp.	5,908	428,153
Phinia, Inc.	7,187	354,391
Somnigroup International, Inc.	31,704	2,025,252
Standard Motor Products, Inc.	12,123	345,869
Steven Madden Ltd.	8,813	288,978
Taylor Morrison Home Corp. (a)	21,437	1,321,377
Toll Brothers, Inc.	32,194	3,594,138
Tri Pointe Homes, Inc. (a)	35,168	1,113,419
Visteon Corp. (a)	4,263	369,687
		20,002,649

Consumer Discretionary Services - 4.0%
Adtalem Global Education, Inc. (a)	13,621	1,393,564
Boyd Gaming Corp.	22,719	1,732,551
Brinker International, Inc. (a)	14,849	2,447,561
Graham Holdings Co. - Class B	870	855,880
Grand Canyon Education, Inc. (a)	9,458	1,700,737
Monarch Casino & Resort, Inc.	6,139	562,210
Perdoceo Education Corp.	14,743	377,421
PROG Holdings, Inc.	15,970	453,069
Shake Shack, Inc. - Class A (a)	3,328	361,421
Strategic Education, Inc.	5,283	425,440
Stride, Inc. (a)	7,097	970,870
Texas Roadhouse, Inc.	16,893	3,109,832
TKO Group Holdings, Inc. (a)	5,354	806,526
		15,197,082

Consumer Staple Products - 5.8%
BellRing Brands, Inc. (a)	47,804	3,503,077
Cal-Maine Foods, Inc.	16,241	1,468,024
Central Garden & Pet Co. - Class A (a)	19,887	626,043
Coca-Cola Consolidated, Inc.	2,788	3,950,931
Energizer Holdings, Inc.	15,581	478,804
Fresh Del Monte Produce, Inc.	15,174	462,655
Ingredion, Inc.	26,243	3,427,598
Pilgrim's Pride Corp. (a)	84,947	4,620,267
Post Holdings, Inc. (a)	21,170	2,403,007
Prestige Consumer Healthcare, Inc. (a)	7,638	647,321
Simply Good Foods Co. (a)	16,223	612,418
		22,200,145

Financial Services - 9.9%
Acadian Asset Management, Inc.	13,042	321,616
Affiliated Managers Group, Inc.	7,598	1,298,118
Bread Financial Holdings, Inc.	14,646	790,884
Enova International, Inc. (a)	10,300	1,064,402
Essent Group Ltd.	36,714	2,115,461
EZCORP, Inc. - Class A (a)	32,293	444,352
Federated Investors, Inc.	33,108	1,282,935
Houlihan Lokey, Inc.	13,593	2,356,346
Interactive Brokers Group, Inc. - Class A	45,400	9,279,760
Janus Henderson Group PLC	60,619	2,558,122
MGIC Investment Corp.	86,875	2,137,994
Morningstar, Inc.	12,549	3,936,872
Payoneer Global, Inc. (a)	136,171	1,164,262
Piper Sandler Cos.	5,912	1,712,233
PJT Partners, Inc. - Class A	4,139	659,177
SEI Investments Co.	45,439	3,637,392
StoneX Group, Inc. (a)	12,683	1,530,458
Virtu Financial, Inc. - Class A	32,825	1,200,082
		37,490,466

Health Care - 8.8%
Addus HomeCare Corp. (a)	3,894	372,928
ADMA Biologics, Inc. (a)	50,463	827,089
Alkermes PLC (a)	15,194	521,610
Avanos Medical, Inc. (a)	21,021	316,366
Catalyst Pharmaceuticals, Inc. (a)	33,244	760,955
Chemed Corp.	1,617	971,494
CorVel Corp. (a)	5,015	553,004
Embecta Corp.	19,862	268,137
Encompass Health Corp.	37,811	3,786,394
Exelixis, Inc. (a)	103,970	4,022,599
Globus Medical, Inc. - Class A (a)	37,877	3,042,281
Halozyme Therapeutics, Inc. (a)	8,275	489,466
Harmony Biosciences Holdings, Inc. (a)	11,658	394,623
Innoviva, Inc. (a)	21,219	380,244
Jazz Pharmaceuticals PLC (a)	20,120	2,887,824
Lantheus Holdings, Inc. (a)	4,597	431,291
LivaNova PLC (a)	7,777	323,757
Merit Medical Systems, Inc. (a)	3,836	391,425
National HealthCare Corp.	3,174	295,722
Neurocrine Biosciences, Inc. (a)	7,340	871,405
Option Care Health, Inc. (a)	16,870	565,145
Organon & Co.	33,618	501,244
Pediatrix Medical Group, Inc. (a)	27,178	401,419
Phibro Animal Health Corp. - Class A	17,212	391,401
Protagonist Therapeutics, Inc. (a)	9,509	357,443
Supernus Pharmaceuticals, Inc. (a)	11,021	353,333
Tenet Healthcare Corp. (a)	38,276	4,845,359
United Therapeutics Corp. (a)	13,266	4,245,783
		33,569,741

Industrial Products - 7.0%
Acuity Brands, Inc.	7,845	2,330,985
Alamo Group, Inc.	2,395	419,077
Albany International Corp. - Class A	4,776	365,698
Badger Meter, Inc.	2,186	459,781
BWX Technologies, Inc.	29,904	3,109,119
Curtiss-Wright Corp.	10,697	3,440,797
Donaldson Co., Inc.	30,798	2,127,834
Enerpac Tool Group Corp.	8,290	383,578
Esab Corp.	8,698	1,089,859
ESCO Technologies, Inc.	3,514	579,388
Flowserve Corp.	39,013	2,147,276
Franklin Electric Co., Inc.	5,607	572,755
Gates Industrial Corp. PLC (a)	65,199	1,410,906
Gibraltar Industries, Inc. (a)	5,509	361,996
Graco, Inc.	13,825	1,203,743
Hayward Holdings, Inc. (a)	30,091	436,019
Ichor Holdings Ltd. (a)	11,577	339,090
Itron, Inc. (a)	3,427	373,166
Mueller Industries, Inc.	13,465	1,079,624
Proto Labs, Inc. (a)	9,703	386,956
Trinity Industries, Inc.	16,066	499,492
Valmont Industries, Inc.	7,995	2,785,218
Vontier Corp.	23,799	888,893
		26,791,250

Industrial Services - 9.0%
AECOM	27,501	2,751,475
Alarm.com Holdings, Inc. (a)	6,188	359,461
Alaska Air Group, Inc. (a)	38,052	2,750,399
Applied Industrial Technologies, Inc.	7,157	1,793,401
Brady Corp. - Class A	13,517	979,577
Comfort Systems USA, Inc.	9,507	3,454,178
CoreCivic, Inc. (a)	43,486	815,797
Dorian LPG Ltd.	16,775	341,539
DXP Enterprises Inc. (a)	5,516	499,032
EMCOR Group, Inc.	15,511	6,342,603
Frontdoor, Inc. (a)	29,143	1,325,424
FTI Consulting, Inc. (a)	6,820	1,129,392
GEO Group, Inc. (a)	44,856	1,227,260
Heidrick & Struggles International, Inc.	8,621	353,375
Hub Group, Inc. - Class A	7,801	320,621
Kirby Corp. (a)	11,328	1,180,604
LiveRamp Holdings, Inc. (a)	12,999	388,410
Matson, Inc.	13,045	1,879,393
Pursuit Attractions and Hospitality, Inc. (a)	9,021	358,134
Resideo Technologies, Inc. (a)	47,216	907,019
Ryder System, Inc.	10,125	1,665,259
Saia, Inc. (a)	790	323,458
SkyWest, Inc. (a)	15,816	1,564,361
Sun Country Airlines Holdings, Inc. (a)	28,867	465,047
UniFirst Corp.	4,975	1,069,227
		34,244,446

Insurance - 6.5%
Employers Holdings, Inc.	8,433	436,830
Hanover Insurance Group, Inc.	13,870	2,365,251
HCI Group, Inc.	3,343	440,139
Horace Mann Educators Corp.	15,720	665,428
Mercury General Corp.	22,867	1,233,217
NMI Holdings, Inc. (a)	31,014	1,130,150
Old Republic International Corp.	104,961	4,042,048
Primerica, Inc.	13,754	3,988,660
RenaissanceRe Holdings Ltd.	15,903	3,778,871
United Fire Group, Inc.	13,130	368,559
Unum Group	78,392	6,450,878
		24,900,031

Materials - 6.6%
AdvanSix, Inc.	12,519	349,530
Apogee Enterprises, Inc.	4,756	228,003
AptarGroup, Inc.	13,870	2,035,422
Axalta Coating Systems Ltd. (a)	78,682	2,849,075
Balchem Corp.	5,389	937,848
Commercial Metals Co.	8,280	401,083
Innospec, Inc.	3,363	347,768
Knife River Corp. (a)	10,163	972,396
Louisiana-Pacific Corp.	27,125	2,703,549
Minerals Technologies, Inc.	7,312	502,627
NewMarket Corp.	2,620	1,493,688
Owens Corning	33,362	5,139,082
RPM International, Inc.	34,872	4,320,292
Sealed Air Corp.	48,731	1,665,626
Sensient Technologies Corp.	5,708	396,135
SunCoke Energy, Inc.	32,062	290,802
Sylvamo Corp.	5,279	375,337
Worthington Steel, Inc.	9,807	261,553
		25,269,816

Media - 0.9%
Cable One, Inc.	954	248,212
Cars.com, Inc. (a)	20,152	266,006
HealthStream, Inc.	12,141	410,001
New York Times Co. - Class A	12,664	609,012
Nexstar Media Group, Inc.	3,993	675,416
TEGNA, Inc.	36,680	667,576
Yelp, Inc. (a)	10,486	359,775
		3,235,998

Oil & Gas - 3.7%
Antero Midstream Corp.	49,899	845,788
Archrock, Inc.	37,970	1,029,746
Bristow Group, Inc. (a)	10,801	400,069
Chord Energy Corp.	3,165	361,760
Civitas Resources, Inc.	12,726	487,915
Crescent Energy Co. - Class A	27,012	340,891
DNOW, Inc. (a)	29,562	472,401
DT Midstream, Inc.	31,206	2,998,585
Matador Resources Co.	26,024	1,362,096
Murphy Oil Corp.	12,480	330,595
NOV, Inc.	45,211	674,548
Ovintiv, Inc.	68,378	2,971,708
Permian Resources Corp.	122,901	1,731,675
		14,007,777

Real Estate - 6.4%
Alexander & Baldwin, Inc.	20,662	374,189
American Assets Trust, Inc.	14,243	319,898
Apple Hospitality REIT, Inc.	24,646	365,007
Brixmor Property Group, Inc.	113,846	3,183,134
CareTrust REIT, Inc.	51,382	1,329,252
COPT Defense Properties	23,734	641,530
Cousins Properties, Inc.	35,216	1,068,101
Equity LifeStyle Properties, Inc.	36,951	2,534,100
First Industrial Realty Trust, Inc.	32,003	1,826,731
Highwoods Properties, Inc.	15,322	446,330
Jones Lang LaSalle, Inc. (a)	10,293	2,798,564
Kite Realty Group Trust	26,787	614,226
LTC Properties, Inc.	10,599	369,799
NexPoint Residential Trust, Inc.	8,709	370,568
NNN REIT, Inc.	29,511	1,252,742
Omega Healthcare Investors, Inc.	69,303	2,553,123
Phillips Edison & Co., Inc.	12,337	458,936
Sabra Health Care REIT, Inc.	48,515	805,834
Saul Centers, Inc.	9,765	365,699
St Joe Co.	7,955	381,601
Tanger, Inc.	38,146	1,352,276
Urban Edge Properties	35,528	731,877
Whitestone REIT	28,264	384,956
		24,528,473

Renewable Energy - 0.1%
REX American Resources Corp. (a)	9,152	353,450

Retail & Wholesale - Discretionary - 4.4%
Abercrombie & Fitch Co. - Class A (a)	7,758	798,996
American Eagle Outfitters, Inc.	20,233	264,850
Bath & Body Works, Inc.	68,242	2,472,408
Buckle, Inc.	7,462	298,853
Burlington Stores, Inc. (a)	6,052	1,508,945
Chewy, Inc. - Class A (a)	72,188	2,689,725
Dick's Sporting Goods, Inc.	4,537	1,021,279
ePlus, Inc. (a)	4,884	314,432
FirstCash Holdings, Inc.	14,014	1,573,492
Gap, Inc.	39,456	892,100
G-III Apparel Group Ltd. (a)	12,804	346,604
GMS, Inc. (a)	8,411	669,600
La-Z-Boy, Inc.	8,865	401,053
Nordstrom, Inc.	17,601	427,528
PC Connection, Inc.	5,387	343,690
Sally Beauty Holdings, Inc. (a)	29,850	269,247
ScanSource, Inc. (a)	7,620	278,968
Urban Outfitters, Inc. (a)	28,319	1,647,883
Victoria's Secret & Co. (a)	17,457	466,626
		16,686,279

Retail & Wholesale - Staples - 4.2%
Five Below, Inc. (a)	4,040	351,035
Hims & Hers Health, Inc. (a)	14,531	655,203
Performance Food Group Co. (a)	34,380	2,927,113
PriceSmart, Inc.	4,458	398,501
Sprouts Farmers Market, Inc. (a)	37,646	5,586,666
US Foods Holding Corp. (a)	82,160	5,889,229
		15,807,747

Software & Tech Services - 4.8%
ACI Worldwide, Inc. (a)	38,148	2,187,788
CACI International, Inc. - Class A (a)	5,775	1,933,759
Commvault Systems, Inc. (a)	7,767	1,324,740
DocuSign, Inc. (a)	18,212	1,514,692
DoubleVerify Holdings, Inc. (a)	19,575	272,092
Doximity, Inc. - Class A (a)	19,684	1,387,722
Dropbox, Inc. - Class A (a)	43,739	1,136,339
Duolingo, Inc. (a)	1,924	600,423
Dynatrace, Inc. (a)	17,773	1,017,504
ExlService Holdings, Inc. (a)	51,876	2,513,392
Genpact Ltd.	54,994	2,926,780
Maximus, Inc.	17,365	1,132,198
Progress Software Corp.	5,882	321,393
		18,268,822

Tech Hardware & Semiconductors - 1.9%
A10 Networks, Inc.	23,197	482,266
Amkor Technology, Inc.	15,138	319,412
Benchmark Electronics, Inc.	8,166	326,313
Cirrus Logic, Inc. (a)	3,802	396,206
Dolby Laboratories, Inc. - Class A	5,041	411,396
FormFactor, Inc. (a)	9,512	316,750
Harmonic, Inc. (a)	31,328	322,992
MACOM Technology Solutions Holdings, Inc. (a)	2,868	331,713
MKS Instruments, Inc.	3,427	314,667
NetScout Systems, Inc. (a)	18,100	407,069
Onto Innovation, Inc. (a)	2,344	341,427
Photronics, Inc. (a)	16,189	337,379
Plexus Corp. (a)	6,287	835,668
Rambus, Inc. (a)	6,940	387,877
Sanmina Corp. (a)	5,055	414,105
TD SYNNEX Corp.	3,629	498,951
TTM Technologies, Inc. (a)	16,617	400,636
Ultra Clean Holdings, Inc. (a)	10,125	249,075
		7,093,902

Telecommunications - 0.2%
Lumen Technologies, Inc. (a)	70,017	330,480
Telephone and Data Systems, Inc.	16,553	597,564
		928,044

Utilities - 1.3%
Avista Corp.	10,531	420,924
Black Hills Corp.	13,355	817,059
California Water Service Group	9,573	435,093
IDACORP, Inc.	9,576	1,129,106
New Jersey Resources Corp.	9,516	460,384
OGE Energy Corp.	12,165	562,996
Portland General Electric Co.	18,670	836,976
Spire, Inc.	5,541	425,882
		5,088,420
TOTAL COMMON STOCKS (Cost $382,839,140)		375,698,699

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.28% (b)	1,206,700	1,206,700
TOTAL SHORT-TERM INVESTMENTS (Cost $1,206,700)		1,206,700

TOTAL INVESTMENTS - 99.0% (Cost $384,045,840)		376,905,399
Other Assets in Excess of Liabilities - 1.0%		3,619,059
TOTAL NET ASSETS - 100.0%		$380,524,458
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Multi-Factor Small/Mid Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$375,698,699	$–	$–	$375,698,699
Money Market Funds	1,206,700	–	–	1,206,700
Total Investments	$376,905,399	$–	$–	$376,905,399

Refer to the Schedule of Investments for further disaggregation of investment categories.